Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Exploration and Evaluation Assets [Line Items]
Property maintenance
Geology
Infrastructure
Balance at the end of the year	64,925	55,110
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	1,766	1,442
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	444	415
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	70	51
Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	19
United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	12	8
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	62,614	53,194
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	602	534
Acquisition costs - cash	25	66
Balance at the end of the year	627	600
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	288	278
Acquisition costs - cash	5	5
Balance at the end of the year	293	283
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	222	214
Acquisition costs - cash	4	4
Balance at the end of the year	226	218
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42
Acquisition costs - cash		40
Balance at the end of the year	42	40
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash	15
Balance at the end of the year	15
Exploration and Evaluation Assets Arising From Acquisition [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	8	6
Acquisition costs - cash	1	2
Balance at the end of the year	9	8
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	36
Acquisition costs - cash		15
Balance at the end of the year	42	51
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	63,877	49,960
Administration	11	260
Corporate social responsibility	1	2
Environment, health & safety	8	29
Property maintenance	17	19
Drilling expenses	220	1,155
Camp operations		1,116
Helicopter charter aircraft		1,268
Geology	129	341
Geophysics	35	340
Infrastructure		13
Technical studies		7
Increase in exploration and evaluation assets	421	4,550
Balance at the end of the year	64,298	54,510
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,431	1,138
Administration	1
Corporate social responsibility	1	1
Environment, health & safety
Property maintenance
Drilling expenses	24	5
Camp operations
Helicopter charter aircraft
Geology	15	15
Geophysics	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	42	21
Balance at the end of the year	1,473	1,159
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	209	187
Administration	1
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology	7	10
Geophysics	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	9	10
Balance at the end of the year	218	197
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	22
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance		1
Drilling expenses	2
Camp operations
Helicopter charter aircraft
Geology		9
Geophysics	4	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	6	11
Balance at the end of the year	28	11
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses	3
Geology
Geophysics	1
Increase in exploration and evaluation assets	4
Balance at the end of the year	4
Exploration and Evaluation Assets Arising From Exploration [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology	2
Geophysics	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	3
Balance at the end of the year	3
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	62,215	48,635
Administration	9	260
Corporate social responsibility		1
Environment, health & safety	8	29
Property maintenance	17	18
Drilling expenses	191	1,150
Camp operations		1,116
Helicopter charter aircraft		1,268
Geology	105	307
Geophysics	27	339
Infrastructure		13
Technical studies		7
Increase in exploration and evaluation assets	357	4,508
Balance at the end of the year	$ 62,572	$ 53,143